UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Gashler                New York, New York                 11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      226,393
                                         --------------
                                         (In Thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
ARCH CHEMICALS INC           COM              03937R102   18,535  395,025 SH       SOLE                395,025      -      -
CEPHALON INC                 COM              156708109   27,472  340,420 SH       SOLE                340,420      -      -
CHEMTURA CORP                COM NEW          163893209    5,971  595,330 SH       SOLE                595,330      -      -
CHINA FIRE & SEC GROUP INC   COM              16938R103    1,184  135,000 SH       SOLE                135,000      -      -
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   19,874  353,000 SH       SOLE                353,000      -      -
FAMILY DLR STORES INC        COM              307000109   31,508  619,510 SH       SOLE                619,510      -      -
GENERAL MTRS CO              COM              37045V100    3,832  189,880 SH       SOLE                189,880      -      -
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    1,649   81,710 SH       SOLE                 81,710      -      -
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    1,649   81,710 SH       SOLE                 81,710      -      -
ISHARES TR                   DJ US ENERGY     464287796      424   12,500 SH  PUT  SOLE                      -      - 12,500
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   14,340  586,989 SH       SOLE                586,989      -      -
MARATHON OIL CORP            COM              565849106    4,023  186,400 SH       SOLE                186,400      -      -
MARATHON PETE CORP           COM              56585A102    6,933  256,199 SH       SOLE                256,199      -      -
MCGRAW HILL COS INC          COM              580645109   35,621  868,800 SH       SOLE                868,800      -      -
NISOURCE INC                 COM              65473P105    8,926  417,500 SH       SOLE                417,500      -      -
SEMGROUP CORP                CL A             81663A105    5,649  283,000 SH       SOLE                283,000      -      -
SPDR GOLD TRUST              GOLD SHS         78463V107   16,675  105,500 SH       SOLE                105,500      -      -
TPC GROUP INC                COM              89236Y104    7,700  383,488 SH       SOLE                383,488      -      -
VISTEON CORP                 COM NEW          92839U206   14,428  335,524 SH       SOLE                335,524      -      -


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